Subsequent Events	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

NextGen has received six demand letters from putative stockholders of NextGen dated June 2, 2021, June 11, 2021, June 25, 2021, June 29, 2021, June 30, 2021 and July 6, 2021 (the “Demands”) generally alleging that the proxy statement/prospectus forming part of the registration statement on Form S-4 that NextGen filed with the SEC on May 14, 2021 omits material information with respect to NextGen’s proposed business combination with Xos. The Demands seek the issuance of corrective disclosures in an amendment or supplement to the proxy statement/prospectus. One of the Demands further alleges that the merger consideration with respect to the business combination with Xos is inadequate, and asserts that an increase in consideration should be negotiated.

On June 14, 2021, a complaint was filed against NextGen and the members of its board of directors in the Supreme Court of New York under the caption Green v. NextGen Acquisition Corp., et al., Index No. 653766/2021 (N.Y. Sup. Ct.). The complaint alleges that the proxy statement/prospectus forming part of the registration statement on Form S-4 that NextGen filed with the SEC on May 14, 2021 omits material information, rendering the proxy statement/prospectus false and misleading. The complaint seeks an order enjoining the proposed Business Combination unless and until additional disclosures are issued; rescinding the proposed Business Combination, to the extent it closes; directing the defendants to disseminate a proxy statement that does not contain any untrue statements of material fact; declaring that the board of directors of NextGen violated their fiduciary duties; awarding costs, including attorneys’ fees and expert fees; and awarding such other relief as the court deems proper. Defendants have not yet responded to such complaint.

The Company evaluated all events or transactions that occurred through March 4, 2021, the date the financial statements were available to be issued. There are no subsequent events other than disclosed herein.

Note 11 — Subsequent Events

On February 21, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, Sky Merger Sub I, Inc., a Delaware corporation and a direct wholly owned subsidiary of NextGen (“Merger Sub”), and Xos, Inc., a Delaware corporation (“Xos”). The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other agreements and transactions contemplated by the Merger Agreement, the “Business Combination”):

(i)     at the closing of the transactions contemplated by the Merger Agreement (the “Closing”), upon the terms and subject to the conditions of the Merger Agreement and in accordance with the Delaware General Corporation Law, as amended (“DGCL”), Merger Sub will merge with and into Xos, the separate corporate existence of Merger Sub will cease and Xos will be the surviving corporation and a wholly owned subsidiary of the Company (the “Merger”);

(ii)    as a result of the Merger, among other things, all outstanding shares of common stock of Xos (after giving effect to the Company Recapitalization (as defined in the Merger Agreement)) will be cancelled in exchange for the right to receive, in the aggregate, a number of shares of the Company’s Common Stock (as defined below) equal to the quotient obtained by dividing (x) $1,276,261,160.00 by (y) $10.00; and

(iii)   upon the effective time of the Domestication (as defined below), the Company will immediately be renamed “Xos, Inc.” or such other name as agreed to by NextGen and Xos prior to Closing.

On February 21, 2021, concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 22,000,000 shares of the Company’s Common Stock for an aggregate purchase price equal to $220,000,000 (the “PIPE Investment”), a portion of which is expected to be funded by one or more affiliates of NextGen Sponsor LLC (the “Sponsor”) and certain additional investors (which may include mutual funds and existing shareholders of NextGen). 2,000,000 of the shares of the NextGen Common Stock to be sold in the PIPE Investment are shares owned by certain Xos officers. The PIPE Investment will be consummated substantially concurrently with the Closing.

On March 29, 2021, the Company issued a promissory note to Sponsor (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $1,000,000. The Promissory Note is non-interest bearing and payable on the earlier of (i) October 9, 2022 and (ii) the completion of the Business Combination. To date, there was $0 outstanding under the Promissory Note.

The Company evaluated events that have occurred after the balance sheet date through the date on which the financial statements were issued. Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.